Options	12 Months Ended
Nov. 30, 2022
Options
Options

12. Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 3,309,267 based on the number of issued and outstanding common shares as at November 30, 2021. As at November 30, 2022, 1,309,000 options are outstanding and there were2,000,267 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the TSX on the last trading day prior to the grant of the option. Options granted under these plans typically have a term of 5 years with a maximum term of 10 years and generally vest over a period of up to three years.

In the year ended November 30, 2022, Nil (2021 – Nil; 2020 - Nil) stock options were granted to management and other employees and Nil (2021 – Nil; 2020 - Nil) stock options were granted to members of the Board of Directors.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC Topic 718. Compensation—Stock Compensation Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options. The Company calculates expected volatility based on historical volatility of the Company’s own volatility for options that have an expected life of less than ten years. The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on the historical average of the term and historical exercises of the options. The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option.

The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

Details of stock option transactions in Canadian dollars (“C$”) are as follows:

	November 30, 2022			November 30, 2021			November 30, 2020
		Weighted			Weighted			Weighted
		average	Weighted		average	Weighted		average	Weighted
		exercise	average		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value	options	share	fair value
		$	$		$	$		$	$
Outstanding,
beginning of year	1,489,500	2.40	1.80	1,697,638	2.92	1.99	2,353,829	8.35	4.30
Granted	-	-	-	-	-	-	-	-	-
Cancelled	-	-	-	(156,572)	1.05	0.57	(101,182)	1.53	0.78
Forfeiture	-	-	-	(6,666)	0.35	0.22	(225,315)	0.35	0.22
Expired	(180,500)	17.16	12.81	(44,900)	27.60	13.74	(329,694)	42.84	19.68
Balance,
end of year	1,309,000	0.35	0.27	1,489,500	2.40	1.80	1,697,638	2.92	1.99

Options
exercisable,
end of year	1,309,000	0.35	0.27	1,489,500	2.40	1.80	1,231,309	3.90	2.64

As of November 30, 2022, the exercise prices, weighted average remaining contractual life of outstanding options and weighted average grant date fair values were as follows in Canadian dollars (“C$”):

	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted
		average	average	average		average	average
		exercise	remaining	grant		exercise	grant
Exercise	Number	price per	contract	date	Number	price per	date
price	outstanding	share	life (years)	fair value	exercisable	share	fair value
$	$	$	$	$	$	$	$
Under 0 - 1.00	1,309,000	0.35	6.27	0.27	1,309,000	0.35	0.27

	1,309,000	0.35	0.27		1,309,000	0.35	0.27

Total unrecognized compensation cost relating to the unvested performance-based stock options at November 30, 2022 is $Nil (2021- $Nil; 2020 - $Nil).

For the year ended November 30, 2022, 2021 and 2020, no options were exercised.

The following table summarizes the components of stock-based compensation expense.

	November 30,	November 30,	November 30,
	2022	2021	2020
		$	$
Research and development	-	9,719	60,446
Selling, general and administrative	-	2,266	11,199
	-	11,985	71,645

The Company has estimated its stock option forfeitures to be approximately 4% for year ended November 30, 2022 (2021–4%; 2020 – 4%).